Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statement [Line Items]
Revenue from product sales	$ 3,525	$ 3,336	$ 3,394
Cost of sales	(2,626)	(2,584)	(2,607)
Gain (loss) on non-hedge derivatives and other commodity contracts	5	(2)	0
Gross profit (loss)	904	750	787
Corporate administration, marketing and other income (expenses)	(82)	(76)	(64)
Exploration and evaluation costs	(112)	(98)	(105)
Impairment, derecognition of assets and profit (loss) on disposal	(6)	(7)	(2)
Other income (expenses)	(83)	(79)	(150)
Operating profit (loss)	621	490	466
Interest income	14	8	8
Dividend received	0	2	0
Foreign exchange losses	(12)	(9)	(11)
Finance costs and unwinding of obligations	(172)	(168)	(157)
Share of associates and joint ventures’ profit (loss)	168	122	22
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	619	445	328
Taxation	(250)	(212)	(163)
Profit (loss) after taxation from continuing operations	369	233	165
Discontinued operations
Profit (loss) from discontinued operations	(376)	(83)	(336)
Profit (loss) after discontinued operations			(171)
Preferred stock dividends			0
Profit (loss) for the year	(7)	150	(171)
Equity shareholders
- Continuing operations	364	216	145
- Discontinued operations	(376)	(83)	(336)
Non-controlling interests
- Continuing operations	5	17	20
Comprehensive income (loss)	7	9	(17)
Comprehensive (income) loss attributable to non-controlling interests	(5)	(17)	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	378	75	299
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	(1)	(2)	(2)
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit (loss)	(1)	(2)	(2)
Corporate administration, marketing and other income (expenses)	(41)	(12)	(7)
Exploration and evaluation costs	0	0	(1)
Impairment, derecognition of assets and profit (loss) on disposal	0	0	0
Other income (expenses)	(10)	(10)	(71)
Operating profit (loss)	(52)	(24)	(81)
Interest income	3	0	1
Dividend received		2
Foreign exchange losses	0	0	0
Finance costs and unwinding of obligations	(16)	(16)	(14)
Share of associates and joint ventures’ profit (loss)	0	5	13
Equity gain (loss) in subsidiaries	302	142	212
Profit (loss) before taxation	237	109	131
Taxation	32	23	32
Profit (loss) after taxation from continuing operations	269	132	163
Discontinued operations
Profit (loss) from discontinued operations	(281)	1	(324)
Profit (loss) after discontinued operations			(161)
Preferred stock dividends			(30)
Profit (loss) for the year	(12)	133	(191)
Equity shareholders
- Continuing operations	269	132	133
- Discontinued operations	(281)	1	(324)
Non-controlling interests
- Continuing operations	0	0	0
Comprehensive income (loss)	2	(8)	(37)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Reportable Legal Entities | IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit (loss)	0	0	0
Corporate administration, marketing and other income (expenses)	(6)	(20)	(7)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	(3)	1	2
Other income (expenses)	3	10	(8)
Operating profit (loss)	(6)	(9)	(13)
Interest income	6	4	3
Dividend received		0
Foreign exchange losses	(4)	(6)	1
Finance costs and unwinding of obligations	(106)	(107)	(107)
Share of associates and joint ventures’ profit (loss)	0	0	0
Equity gain (loss) in subsidiaries	815	490	447
Profit (loss) before taxation	705	372	331
Taxation	0	0	0
Profit (loss) after taxation from continuing operations	705	372	331
Discontinued operations
Profit (loss) from discontinued operations	0	0	0
Profit (loss) after discontinued operations			331
Preferred stock dividends			0
Profit (loss) for the year	705	372	331
Equity shareholders
- Continuing operations	705	372	331
- Discontinued operations	0	0	0
Non-controlling interests
- Continuing operations	0	0	0
Comprehensive income (loss)	717	320	365
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue from product sales	3,525	3,336	3,424
Cost of sales	(2,625)	(2,582)	(2,606)
Gain (loss) on non-hedge derivatives and other commodity contracts	5	(2)	0
Gross profit (loss)	905	752	818
Corporate administration, marketing and other income (expenses)	(17)	(13)	(2)
Exploration and evaluation costs	(112)	(98)	(104)
Impairment, derecognition of assets and profit (loss) on disposal	(6)	(9)	(4)
Other income (expenses)	135	(70)	(79)
Operating profit (loss)	905	562	629
Interest income	5	4	4
Dividend received		0
Foreign exchange losses	(8)	(3)	(12)
Finance costs and unwinding of obligations	(56)	(45)	(36)
Share of associates and joint ventures’ profit (loss)	154	108	9
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	1,000	626	594
Taxation	(282)	(235)	(195)
Profit (loss) after taxation from continuing operations	718	391	399
Discontinued operations
Profit (loss) from discontinued operations	(95)	(84)	(12)
Profit (loss) after discontinued operations			387
Preferred stock dividends			0
Profit (loss) for the year	623	307	387
Equity shareholders
- Continuing operations	713	374	379
- Discontinued operations	(95)	(84)	(12)
Non-controlling interests
- Continuing operations	5	17	20
Comprehensive income (loss)	618	301	422
Comprehensive (income) loss attributable to non-controlling interests	(5)	(17)	(20)
Consolidation adjustments
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	(30)
Cost of sales	0	0	1
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit (loss)	0	0	(29)
Corporate administration, marketing and other income (expenses)	(18)	(31)	(48)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	3	1	0
Other income (expenses)	(211)	(9)	8
Operating profit (loss)	(226)	(39)	(69)
Interest income	0	0	0
Dividend received		0
Foreign exchange losses	0	0	0
Finance costs and unwinding of obligations	6	0	0
Share of associates and joint ventures’ profit (loss)	14	9	0
Equity gain (loss) in subsidiaries	(1,117)	(632)	(659)
Profit (loss) before taxation	(1,323)	(662)	(728)
Taxation	0	0	0
Profit (loss) after taxation from continuing operations	(1,323)	(662)	(728)
Discontinued operations
Profit (loss) from discontinued operations	0	0	0
Profit (loss) after discontinued operations			(728)
Preferred stock dividends			30
Profit (loss) for the year	(1,323)	(662)	(698)
Equity shareholders
- Continuing operations	(1,323)	(662)	(698)
- Discontinued operations	0	0	0
Non-controlling interests
- Continuing operations	0	0	0
Comprehensive income (loss)	(1,330)	(604)	(767)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Aggregate continuing and discontinued operations
Condensed Income Statement [Line Items]
Cost of sales	(3,105)	(3,173)	(3,736)
Gross profit (loss)	983	772	784
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	2	(8)	(37)
Aggregate continuing and discontinued operations | Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	2	(8)	(37)
Aggregate continuing and discontinued operations | Reportable Legal Entities | IOMco (the “Issuer”)
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	717	320	365
Aggregate continuing and discontinued operations | Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	613	284	402
Aggregate continuing and discontinued operations | Consolidation adjustments
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	$ (1,330)	$ (604)	$ (767)